Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Doubtful [Member]
Accounts Receivable, Net [Line Items]
Provisions for doubtful accounts of accounts receivable	$ 5,468,134	$ 209,761	$ 6,072,933